Summary of Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current deferred income taxes (Other current assets)		$ 21	$ 10
Long-term deferred income taxes	383	348	4
Liabilities
Current deferred income taxes (Other current liabilities)		0	0
Long-term deferred income taxes	(19)	(18)	(72)
Net deferred tax asset (liability)		$ 351	$ (58)